RISK MANAGEMENT POLICIES (Details 1) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) Decimal	Dec. 31, 2022 EUR (€) Decimal	Dec. 31, 2021 EUR (€) Decimal		Dec. 31, 2020 EUR (€) Decimal		Dec. 31, 2019 EUR (€)
IfrsStatementLineItems [Line Items]
Equity	€ 21,286	€ 24,547	€ 68,154	[1],[2]	€ (39,925)	[2]	€ (31,333)
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	4,223.37	5,130.56	4,509.0		4,212.0
Colombia, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ (197)	€ 18	€ 109		€ 44
Equity
Income statement	197	(18)	(109)		(44)
Colombia, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	197	18	109		44
Equity
Income statement	€ (197)	€ (18)	€ (109)		€ (44)
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	18.67	20.65	23.0		24.5
Mexico, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 606	€ 938	€ 496		€ 212
Equity
Income statement	(606)	(938)	(496)		(212)
Mexico, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(606)	938	496		212
Equity
Income statement	€ 606	€ (938)	€ (496)		€ (212)
United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	0.87	0.88	0.8
United Kingdom, Pounds | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement		€ 1
Equity
Income statement		(1)
United Kingdom, Pounds | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement		1
Equity
Income statement		€ (1)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	1.11	1.07	1.1
United States of America, Dollars | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 495	€ 4,224	€ 8,592
Equity
Income statement	(495)	(4,224)	(8,592)
United States of America, Dollars | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement		4,224	8,592
Equity
Income statement		€ (4,224)	€ (8,592)
U S D [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(495)
Equity
Income statement	€ 495
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	893.34	188.96	116.0
Argentina, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 192	€ 273	€ 173
Equity
Income statement	(192)	(273)	(173)
Argentina, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(192)	273	173
Equity
Income statement	€ 192	€ (273)	€ (173)
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	4.01	3.75	4.0		3.9
Israel, New Shekels | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 12	€ 51	€ 55		€ 6
Equity
Income statement	(12)	(51)	(55)		(6)
Israel, New Shekels | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(12)	51	55		6
Equity
Income statement	€ 12	€ (51)	€ (55)		€ (6)

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical Combined Carve-out Financial Statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves
[2]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves